BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2022
Security
Shares
Shares Value
Common Stocks
Afghanistan — 0.0%
AZ Corp.
(a)(b)
................. 253,848 $ 3
Australia — 8.7%
Ampol Ltd. .................. 3,135 57,988
APA Group
(c)
................. 15,282 94,029
Aristocrat Leisure Ltd. ........... 7,630 160,891
ASX Ltd. ................... 2,395 110,226
Aurizon Holdings Ltd. ........... 23,960 52,991
Australia & New Zealand Banking
Group Ltd. ................ 38,055 557,080
BHP Group Ltd. ............... 63,981 1,590,448
BlueScope Steel Ltd. ........... 6,134 59,571
Brambles Ltd. ................ 18,347 134,217
Cochlear Ltd. ................ 828 102,852
Coles Group Ltd. .............. 16,964 178,841
Commonwealth Bank of Australia ... 21,561 1,254,311
Computershare Ltd. ............ 6,833 108,987
CSL Ltd. .................... 6,104 1,110,117
Dexus ..................... 14,431 71,788
Domino's Pizza Enterprises Ltd. .... 765 25,204
Endeavour Group Ltd. .......... 17,790 79,951
Evolution Mining Ltd. ........... 24,353 31,770
Fortescue Metals Group Ltd. ...... 21,176 227,332
Glencore plc ................. 125,349 658,711
Goodman Group .............. 20,847 210,697
GPT Group (The) .............. 23,998 59,063
IDP Education Ltd. ............. 2,611 43,861
Insurance Australia Group Ltd. ..... 31,789 94,040
Lendlease Corp. Ltd.
(c)
.......... 8,407 48,064
Lottery Corp. Ltd. (The)
(a)
........ 27,737 74,334
Macquarie Group Ltd. ........... 4,581 446,923
Medibank Pvt Ltd. ............. 35,917 80,280
Mineral Resources Ltd. .......... 2,132 89,490
Mirvac Group ................ 49,339 61,462
National Australia Bank Ltd. ....... 40,893 757,162
Newcrest Mining Ltd. ........... 11,178 122,725
Northern Star Resources Ltd. ...... 13,927 69,737
Orica Ltd. ................... 5,028 42,806
Origin Energy Ltd. ............. 21,517 71,393
Qantas Airways Ltd.
(a)
........... 12,572 40,345
QBE Insurance Group Ltd. ....... 18,704 138,777
Ramsay Health Care Ltd. ........ 2,295 84,244
REA Group Ltd. ............... 701 51,023
Reece Ltd. .................. 2,861 25,709
Rio Tinto Ltd. ................ 4,632 280,201
Rio Tinto plc ................. 14,171 766,734
Santos Ltd. .................. 39,935 184,482
Scentre Group ................ 66,680 108,947
SEEK Ltd. .................. 4,001 48,627
Sonic Healthcare Ltd. ........... 5,750 112,155
South32 Ltd. ................. 59,618 141,528
Stockland ................... 29,531 61,803
Suncorp Group Ltd. ............ 15,622 100,808
Telstra Corp. Ltd. .............. 51,980 128,351
Transurban Group
(c)
............ 38,669 305,385
Treasury Wine Estates Ltd. ....... 9,555 76,883
Vicinity Centres ............... 52,795 58,865
Washington H Soul Pattinson & Co.
Ltd. ..................... 2,711 46,607
Wesfarmers Ltd. .............. 14,469 395,561
Westpac Banking Corp. ......... 44,011 582,265
WiseTech Global Ltd. ........... 1,912 62,470
Woodside Energy Group Ltd. ...... 23,895 488,211
Security
Shares
Shares Value
Australia (continued)
Woolworths Group Ltd. .......... 15,199 $ 330,284
13,559,607
Austria — 0.2%
Erste Group Bank AG ........... 4,223 92,577
Mondi plc ................... 6,082 93,434
OMV AG ................... 1,883 68,152
Verbund AG ................. 878 74,962
voestalpine AG ............... 1,524 25,817
354,942
Belgium — 0.8%
Ageas SA/NV ................ 2,041 74,439
Anheuser-Busch InBev SA/NV ..... 10,892 493,371
D'ieteren Group ............... 313 44,102
Elia Group SA/NV ............. 423 49,775
Groupe Bruxelles Lambert NV ..... 1,350 93,808
KBC Group NV ............... 3,224 152,992
Proximus SADP ............... 2,022 20,964
Sofina SA ................... 198 34,172
Solvay SA ................... 973 75,332
UCB SA .................... 1,583 109,857
Umicore SA ................. 2,657 78,002
Warehouses De Pauw CVA ....... 1,870 45,928
1,272,742
Brazil — 0.1%
Yara International ASA .......... 2,127 74,647
Chile — 0.0%
Antofagasta plc ............... 4,848 59,406
China — 0.7%
BOC Hong Kong Holdings Ltd. ..... 46,500 154,646
Budweiser Brewing Co. APAC Ltd.
(d)(e)
22,100 57,550
Chow Tai Fook Jewellery Group Ltd. . 25,200 47,360
ESR Group Ltd.
(d)(e)
............ 25,200 63,387
Futu Holdings Ltd., ADR
(a)
........ 632 23,567
Prosus NV
(a)
................. 10,427 542,482
SITC International Holdings Co. Ltd. . 17,000 31,177
Wilmar International Ltd. ......... 22,600 60,125
Xinyi Glass Holdings Ltd. ........ 21,000 30,370
1,010,664
Denmark — 2.6%
AP Moller - Maersk A/S, Class A .... 41 72,437
AP Moller - Maersk A/S, Class B .... 67 121,755
Carlsberg A/S, Class B .......... 1,232 144,066
Chr Hansen Holding A/S ......... 1,315 64,776
Coloplast A/S, Class B .......... 1,524 154,875
Danske Bank A/S .............. 8,480 105,548
Demant A/S
(a)
................ 1,367 33,794
DSV A/S .................... 2,414 282,794
Genmab A/S
(a)
................ 828 266,371
GN Store Nord A/S ............. 1,644 28,797
Novo Nordisk A/S, Class B ....... 20,945 2,086,495
Novozymes A/S, Class B ......... 2,560 128,645
Orsted A/S
(d)(e)
................ 2,416 192,557
Pandora A/S ................. 1,226 57,335
ROCKWOOL A/S, Class B ....... 102 16,089
Tryg A/S .................... 4,545 93,827
Vestas Wind Systems A/S ........ 12,748 234,727
4,084,888
Finland — 1.2%
Elisa OYJ ................... 1,747 79,155
Fortum OYJ ................. 5,443 73,138
Kesko OYJ, Class B ............ 3,461 64,572

BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Finland (continued)
Kone OYJ, Class B ............ 4,203 $ 161,935
Neste OYJ .................. 5,345 232,986
Nokia OYJ .................. 68,376 293,542
Nordea Bank Abp ............. 43,152 369,297
Orion OYJ, Class B ............ 1,385 58,319
Sampo OYJ, Class A ........... 6,059 258,669
Stora Enso OYJ, Class R ........ 7,327 93,078
UPM-Kymmene OYJ ........... 6,733 213,668
Wartsila OYJ Abp .............. 5,901 37,695
1,936,054
France — 10.3%
Accor SA
(a)
.................. 1,977 41,390
Adevinta ASA
(a)
............... 3,059 18,225
Aeroports de Paris
(a)
............ 395 45,646
Air Liquide SA ................ 6,612 755,746
Airbus SE ................... 7,434 640,814
Alstom SA .................. 3,965 64,137
Amundi SA
(d)(e)
................ 804 33,471
Arkema SA .................. 729 53,129
AXA SA .................... 23,648 516,305
BioMerieux .................. 551 43,584
BNP Paribas SA .............. 13,964 589,829
Bollore SE .................. 11,639 53,400
Bouygues SA ................ 2,914 76,226
Bureau Veritas SA ............. 3,861 86,400
Capgemini SE ................ 2,059 329,647
Carrefour SA ................. 7,725 107,139
Cie de Saint-Gobain ............ 6,290 224,903
Cie Generale des Etablissements
Michelin SCA .............. 8,620 193,137
Covivio .................... 612 29,482
Credit Agricole SA ............. 15,471 125,594
Danone SA .................. 8,255 390,340
Dassault Aviation SA ........... 330 37,544
Dassault Systemes SE .......... 8,402 290,080
Edenred .................... 3,130 144,201
Eiffage SA .................. 1,069 85,726
Electricite de France SA ......... 6,772 78,538
Engie SA ................... 23,207 267,110
EssilorLuxottica SA ............ 3,634 495,094
Eurazeo SE ................. 537 28,021
Gecina SA .................. 601 47,070
Getlink SE .................. 5,724 88,764
Hermes International ........... 404 475,153
Ipsen SA ................... 501 46,368
Kering SA ................... 950 421,371
Klepierre SA
(a)
................ 2,450 42,594
La Francaise des Jeux SAEM
(d)(e)
... 1,366 40,521
Legrand SA ................. 3,311 214,086
L'Oreal SA .................. 3,054 976,492
LVMH Moet Hennessy Louis Vuitton SE 3,508 2,068,228
Orange SA .................. 25,324 229,044
Pernod Ricard SA ............. 2,622 481,017
Publicis Groupe SA ............ 2,949 139,732
Remy Cointreau SA ............ 300 49,785
Renault SA
(a)
................. 2,327 62,959
Safran SA ................... 4,315 392,621
Sanofi ..................... 14,384 1,095,291
Sartorius Stedim Biotech ......... 340 104,291
SEB SA .................... 330 20,757
Societe Generale SA ........... 10,298 203,654
Sodexo SA .................. 1,160 87,116
Teleperformance .............. 735 186,458
Thales SA ................... 1,328 146,338
TotalEnergies SE .............. 31,329 1,469,787
Security
Shares
Shares Value
France (continued)
Ubisoft Entertainment SA
(a)
....... 1,162 $ 31,935
Unibail-Rodamco-Westfield
(a)
...... 1,573 65,091
Valeo ...................... 2,890 43,667
Veolia Environnement SA ........ 8,346 159,510
Vinci SA .................... 6,720 543,384
Vivendi SE .................. 9,782 75,875
Wendel SE .................. 293 20,971
Worldline SA
(a)(d)(e)
............. 3,016 119,210
15,993,998
Germany — 6.9%
adidas AG .................. 2,173 249,811
Allianz SE (Registered) .......... 5,168 814,138
Aroundtown SA
(f)
.............. 12,558 27,498
BASF SE ................... 11,562 443,731
Bayer AG (Registered) .......... 12,414 571,969
Bayerische Motoren Werke AG .... 4,197 284,462
Bechtle AG .................. 1,038 37,315
Beiersdorf AG ................ 1,247 122,533
Brenntag SE ................. 1,917 115,886
Carl Zeiss Meditec AG .......... 529 54,949
Commerzbank AG
(a)
............ 13,381 95,259
Continental AG ............... 1,422 63,099
Covestro AG
(d)(e)
............... 2,490 71,193
Daimler Truck Holding AG
(a)
....... 5,690 128,637
Deutsche Bank AG (Registered) .... 26,090 193,170
Deutsche Boerse AG ........... 2,407 394,572
Deutsche Lufthansa AG (Registered)
(a)
8,000 45,985
Deutsche Post AG (Registered) .... 12,528 377,590
Deutsche Telekom AG (Registered) . 41,111 699,778
E.ON SE ................... 28,677 220,319
Evonik Industries AG ........... 2,692 45,085
Fresenius Medical Care AG & Co.
KGaA ................... 2,588 72,912
Fresenius SE & Co. KGaA ........ 5,288 112,715
GEA Group AG ............... 1,958 63,367
Hannover Rueck SE ............ 747 111,979
HeidelbergCement AG .......... 1,850 73,083
HelloFresh SE
(a)
............... 2,085 43,643
Henkel AG & Co. KGaA ......... 1,255 71,125
Infineon Technologies AG ........ 16,615 363,603
KION Group AG ............... 890 17,045
Knorr-Bremse AG ............. 925 39,722
LEG Immobilien SE ............ 886 52,885
Mercedes-Benz Group AG ........ 10,244 518,009
Merck KGaA ................. 1,648 266,779
MTU Aero Engines AG .......... 650 97,145
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered) .... 1,752 421,743
Nemetschek SE ............... 741 35,173
Puma SE ................... 1,324 61,248
Rational AG ................. 65 31,481
Rheinmetall AG ............... 547 84,220
RWE AG ................... 8,207 301,657
SAP SE .................... 13,215 1,076,959
Scout24 SE
(d)(e)
............... 1,127 56,474
Siemens AG (Registered) ........ 9,676 945,760
Siemens Energy AG
(f)
........... 5,481 60,350
Siemens Healthineers AG
(d)(e)
...... 3,577 153,437
Symrise AG ................. 1,640 159,920
Telefonica Deutschland Holding AG . 13,365 27,022
Uniper SE ................... 1,155 4,359
United Internet AG (Registered) .... 1,075 20,096
Volkswagen AG ............... 401 65,351
Vonovia SE .................. 8,786 189,618

BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Germany (continued)
Zalando SE
(a)(d)(e)
.............. 2,782 $ 54,341
10,710,200
Hong Kong — 2.7%
AIA Group Ltd. ............... 152,354 1,268,485
CK Asset Holdings Ltd. .......... 25,159 151,039
CK Infrastructure Holdings Ltd. ..... 9,000 45,903
CLP Holdings Ltd. ............. 20,783 157,072
Hang Lung Properties Ltd. ........ 27,000 44,338
Hang Seng Bank Ltd. ........... 9,574 145,453
Henderson Land Development Co. Ltd. 18,836 52,745
HK Electric Investments & HK Electric
Investments Ltd.
(c)(e)
.......... 35,000 24,523
HKT Trust & HKT Ltd.
(c)
.......... 50,100 58,678
Hong Kong & China Gas Co. Ltd. ... 140,220 123,513
Hong Kong Exchanges & Clearing Ltd. 15,007 512,976
Hongkong Land Holdings Ltd. ..... 13,800 60,638
Jardine Matheson Holdings Ltd. .... 2,000 101,116
Link REIT ................... 26,700 186,380
MTR Corp. Ltd. ............... 20,000 91,737
New World Development Co. Ltd. ... 18,361 52,147
Power Assets Holdings Ltd. ....... 18,500 92,736
Prudential plc ................ 34,524 337,908
Sino Land Co. Ltd. ............. 45,311 59,599
Sun Hung Kai Properties Ltd. ...... 18,000 198,653
Swire Pacific Ltd., Class A ........ 6,500 48,585
Swire Properties Ltd. ........... 15,600 33,560
Techtronic Industries Co. Ltd. ...... 17,500 166,987
WH Group Ltd.
(d)(e)
............. 100,500 63,208
Wharf Real Estate Investment Co. Ltd. 21,953 99,521
4,177,500
Ireland — 0.6%
AerCap Holdings NV
(a)
.......... 1,689 71,495
CRH plc .................... 9,714 312,323
Flutter Entertainment plc
(a)
........ 2,126 234,353
Kerry Group plc, Class A ......... 1,941 173,006
Kingspan Group plc ............ 1,962 88,397
Smurfit Kappa Group plc ......... 3,082 88,143
967,717
Israel — 0.8%
Azrieli Group Ltd. .............. 564 38,492
Bank Hapoalim BM ............ 16,068 135,637
Bank Leumi Le-Israel BM ........ 19,532 166,818
Bezeq The Israeli Telecommunication
Corp. Ltd. ................. 26,243 42,899
Check Point Software Technologies
Ltd.
(a)
.................... 1,329 148,875
Elbit Systems Ltd. ............. 313 59,261
ICL Group Ltd. ................ 9,360 75,015
Israel Discount Bank Ltd., Class A .. 15,550 78,299
Mizrahi Tefahot Bank Ltd. ........ 1,858 65,047
Nice Ltd.
(a)
.................. 819 154,114
Teva Pharmaceutical Industries Ltd.,
ADR
(a)
................... 14,621 117,992
Tower Semiconductor Ltd.
(a)
....... 1,371 59,846
Wix.com Ltd.
(a)(f)
............... 700 54,761
ZIM Integrated Shipping Services Ltd. 1,054 24,769
1,221,825
Italy — 1.9%
Amplifon SpA ................ 1,578 41,114
Assicurazioni Generali SpA ....... 14,136 193,018
Atlantia SpA ................. 6,193 136,653
Coca-Cola HBC AG ............ 2,617 54,682
Davide Campari-Milano NV ....... 6,845 60,561
Security
Shares
Shares Value
Italy (continued)
DiaSorin SpA ................ 323 $ 36,044
Enel SpA ................... 102,279 419,469
Eni SpA .................... 32,110 341,287
Ferrari NV .................. 1,568 290,371
FinecoBank Banca Fineco SpA .... 7,920 97,816
Infrastrutture Wireless Italiane SpA
(d)(e)
4,226 36,870
Intesa Sanpaolo SpA ........... 207,497 342,996
Mediobanca Banca di Credito
Finanziario SpA ............. 7,311 57,206
Moncler SpA ................. 2,575 105,123
Nexi SpA
(a)(d)(e)
................ 6,588 53,219
Poste Italiane SpA
(d)(e)
........... 6,946 52,477
Prysmian SpA ................ 3,194 91,489
Recordati Industria Chimica e
Farmaceutica SpA ........... 1,390 50,872
Snam SpA .................. 25,938 104,840
Telecom Italia SpA
(a)
............ 125,782 23,265
Terna - Rete Elettrica Nazionale .... 17,272 105,196
UniCredit SpA ................ 26,907 272,409
2,966,977
Japan — 22.5%
Advantest Corp. ............... 2,500 115,452
Aeon Co. Ltd. ................ 8,100 151,255
AGC, Inc. ................... 2,500 77,830
Aisin Corp. .................. 1,900 48,905
Ajinomoto Co., Inc. ............. 5,700 155,788
ANA Holdings, Inc.
(a)
............ 2,000 37,624
Asahi Group Holdings Ltd. ........ 5,800 180,821
Asahi Intecc Co. Ltd. ........... 2,800 44,655
Asahi Kasei Corp. ............. 15,700 104,049
Astellas Pharma, Inc. ........... 23,200 307,337
Azbil Corp. .................. 1,600 41,707
Bandai Namco Holdings, Inc. ...... 2,500 162,921
Bridgestone Corp. ............. 7,200 232,855
Brother Industries Ltd. .......... 3,000 51,830
Canon, Inc. .................. 12,700 277,400
Capcom Co. Ltd. .............. 2,200 55,390
Central Japan Railway Co. ....... 1,800 211,304
Chiba Bank Ltd. (The) ........... 6,300 34,117
Chubu Electric Power Co., Inc. ..... 8,100 72,848
Chugai Pharmaceutical Co. Ltd. .... 8,500 212,356
Concordia Financial Group Ltd. .... 14,300 44,379
CyberAgent, Inc. .............. 5,200 43,785
Dai Nippon Printing Co. Ltd. ...... 2,700 54,092
Daifuku Co. Ltd. ............... 1,300 61,148
Dai-ichi Life Holdings, Inc. ........ 12,800 203,524
Daiichi Sankyo Co. Ltd. .......... 21,939 613,214
Daikin Industries Ltd. ........... 3,200 492,381
Daito Trust Construction Co. Ltd. ... 800 74,834
Daiwa House Industry Co. Ltd. ..... 7,600 154,528
Daiwa House REIT Investment Corp. 27 56,389
Daiwa Securities Group, Inc.
(f)
..... 18,500 72,611
Denso Corp. ................. 5,400 246,905
Dentsu Group, Inc. ............. 2,600 73,912
Disco Corp. .................. 300 66,136
East Japan Railway Co. ......... 3,800 194,881
Eisai Co. Ltd. ................ 3,300 177,075
ENEOS Holdings, Inc. .......... 39,550 127,555
FANUC Corp. ................ 2,500 351,036
Fast Retailing Co. Ltd. .......... 700 370,961
Fuji Electric Co. Ltd. ............ 1,600 58,641
FUJIFILM Holdings Corp. ........ 4,700 214,672
Fujitsu Ltd. .................. 2,500 274,130
GLP J-Reit .................. 54 59,889
GMO Payment Gateway, Inc. ...... 500 34,276

BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Japan (continued)
Hakuhodo DY Holdings, Inc. ...... 3,100 $ 21,826
Hamamatsu Photonics KK ........ 1,700 72,866
Hankyu Hanshin Holdings, Inc. ..... 3,000 90,289
Hikari Tsushin, Inc. ............. 200 23,494
Hirose Electric Co. Ltd. .......... 435 57,048
Hitachi Construction Machinery Co. Ltd. 1,400 26,019
Hitachi Ltd. .................. 12,300 523,440
Hitachi Metals Ltd.
(a)
............ 2,900 43,630
Honda Motor Co. Ltd. ........... 20,500 444,969
Hoshizaki Corp. ............... 1,400 39,047
Hoya Corp. .................. 4,700 452,885
Hulic Co. Ltd. ................ 4,700 34,628
Ibiden Co. Ltd. ................ 1,300 35,540
Idemitsu Kosan Co. Ltd. ......... 2,425 52,703
Iida Group Holdings Co. Ltd. ...... 2,000 27,073
Inpex Corp. .................. 13,600 126,848
Isuzu Motors Ltd. .............. 7,300 80,719
Ito En Ltd. ................... 700 28,315
ITOCHU Corp. ............... 15,000 362,069
Itochu Techno-Solutions Corp. ..... 1,300 30,473
Japan Airlines Co. Ltd.
(a)
......... 1,500 26,862
Japan Exchange Group, Inc. ...... 6,300 85,145
Japan Metropolitan Fund Investment
Corp. .................... 88 66,072
Japan Post Bank Co. Ltd. ........ 5,400 37,747
Japan Post Holdings Co. Ltd. ...... 30,700 203,394
Japan Post Insurance Co. Ltd. ..... 2,300 32,214
Japan Real Estate Investment Corp. . 15 61,881
Japan Tobacco, Inc. ............ 15,000 246,491
JFE Holdings, Inc. ............. 6,500 60,355
JSR Corp. .................. 2,200 41,718
Kajima Corp. ................. 5,200 49,288
Kakaku.com, Inc. .............. 1,800 30,503
Kansai Electric Power Co., Inc. (The) 8,400 70,277
Kao Corp. ................... 5,900 240,073
KDDI Corp. .................. 20,500 599,344
Keio Corp. .................. 1,200 43,727
Keisei Electric Railway Co. Ltd. .... 1,600 43,587
Keyence Corp. ............... 2,456 811,857
Kikkoman Corp. ............... 1,900 107,713
Kintetsu Group Holdings Co. Ltd. ... 2,100 69,917
Kirin Holdings Co. Ltd. .......... 10,400 160,220
Kobayashi Pharmaceutical Co. Ltd. .. 600 35,162
Kobe Bussan Co. Ltd. ........... 2,000 48,115
Koei Tecmo Holdings Co. Ltd. ..... 1,560 25,679
Koito Manufacturing Co. Ltd. ...... 2,400 32,813
Komatsu Ltd. ................ 11,600 211,216
Konami Group Corp. ........... 1,200 55,562
Kose Corp. .................. 400 41,242
Kubota Corp. ................ 13,000 180,660
Kurita Water Industries Ltd. ....... 1,300 46,154
Kyocera Corp. ................ 4,100 206,553
Kyowa Kirin Co. Ltd. ............ 3,500 80,473
Lasertec Corp. ............... 1,000 100,582
Lixil Corp. ................... 3,500 51,355
M3, Inc. .................... 5,600 156,362
Makita Corp. ................. 2,700 52,394
Marubeni Corp. ............... 19,700 171,892
Mazda Motor Corp. ............ 7,600 50,465
McDonald's Holdings Co. Japan Ltd. . 1,300 45,296
MEIJI Holdings Co. Ltd. ......... 1,500 66,586
MinebeaMitsumi, Inc. ........... 4,600 68,052
MISUMI Group, Inc. ............ 3,400 73,210
Mitsubishi Chemical Group Corp. ... 15,800 72,378
Mitsubishi Corp. ............... 15,900 434,869
Security
Shares
Shares Value
Japan (continued)
Mitsubishi Electric Corp. ......... 24,300 $ 219,868
Mitsubishi Estate Co. Ltd. ........ 15,000 197,643
Mitsubishi HC Capital, Inc. ........ 8,300 35,675
Mitsubishi Heavy Industries Ltd. .... 4,000 133,037
Mitsubishi UFJ Financial Group, Inc. . 151,660 687,039
Mitsui & Co. Ltd. .............. 17,500 372,396
Mitsui Chemicals, Inc. ........... 2,400 46,780
Mitsui Fudosan Co. Ltd. ......... 11,400 217,170
Mitsui OSK Lines Ltd.
(f)
.......... 4,200 75,149
Mizuho Financial Group, Inc. ...... 30,370 328,744
MonotaRO Co. Ltd. ............ 3,000 46,035
MS&AD Insurance Group Holdings, Inc. 5,600 148,303
Murata Manufacturing Co. Ltd. ..... 7,300 335,998
NEC Corp. .................. 3,200 102,465
Nexon Co. Ltd. ............... 6,300 111,307
NGK Insulators Ltd. ............ 2,900 36,096
Nidec Corp. ................. 5,800 324,662
Nihon M&A Center Holdings, Inc. ... 3,800 43,461
Nintendo Co. Ltd. .............. 14,000 564,680
Nippon Building Fund, Inc. ........ 19 83,609
Nippon Express Holdings, Inc. ..... 1,000 50,829
Nippon Paint Holdings Co. Ltd. ..... 10,800 72,953
Nippon Prologis REIT, Inc. ........ 27 59,195
Nippon Sanso Holdings Corp. ..... 2,200 34,775
Nippon Shinyaku Co. Ltd. ........ 600 30,613
Nippon Steel Corp. ............. 10,200 141,558
Nippon Telegraph & Telephone Corp. 15,000 404,585
Nippon Yusen KK .............. 6,000 101,843
Nissan Chemical Corp. .......... 1,500 67,011
Nissan Motor Co. Ltd. ........... 28,700 92,490
Nisshin Seifun Group, Inc. ........ 2,600 26,261
Nissin Foods Holdings Co. Ltd. .... 800 55,608
Nitori Holdings Co. Ltd. .......... 1,000 83,920
Nitto Denko Corp. ............. 1,900 102,877
Nomura Holdings, Inc. .......... 37,900 125,558
Nomura Real Estate Holdings, Inc. .. 1,600 36,135
Nomura Real Estate Master Fund, Inc. 52 57,473
Nomura Research Institute Ltd. .... 4,110 100,379
NTT Data Corp. ............... 7,700 99,462
Obayashi Corp. ............... 8,600 55,195
Obic Co. Ltd. ................. 900 120,684
Odakyu Electric Railway Co. Ltd. ... 3,500 45,098
Oji Holdings Corp. ............. 9,600 35,622
Olympus Corp. ............... 15,500 298,185
Omron Corp. ................. 2,400 109,961
Ono Pharmaceutical Co. Ltd. ...... 4,700 109,786
Open House Group Co. Ltd. ...... 1,000 33,783
Oracle Corp. Japan ............ 500 26,503
Oriental Land Co. Ltd. .......... 2,500 339,072
ORIX Corp. .................. 15,400 215,739
Osaka Gas Co. Ltd. ............ 5,000 75,380
Otsuka Corp. ................ 1,400 43,662
Otsuka Holdings Co. Ltd. ........ 4,900 155,158
Pan Pacific International Holdings
Corp. .................... 5,300 93,496
Panasonic Holdings Corp. ........ 27,600 193,808
Persol Holdings Co. Ltd. ......... 2,400 44,396
Rakuten Group, Inc. ............ 10,400 44,507
Recruit Holdings Co. Ltd. ........ 18,100 521,382
Renesas Electronics Corp.
(a)
...... 14,600 122,395
Resona Holdings, Inc. .......... 29,300 107,222
Ricoh Co. Ltd. ................ 7,200 52,720
Rohm Co. Ltd. ................ 1,100 72,090
SBI Holdings, Inc. ............. 2,945 52,848
SCSK Corp. ................. 2,100 31,793

BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Japan (continued)
Secom Co. Ltd. ............... 2,700 $ 153,952
Seiko Epson Corp. ............. 3,700 50,521
Sekisui Chemical Co. Ltd. ........ 5,000 61,170
Sekisui House Ltd. ............. 7,800 129,186
Seven & i Holdings Co. Ltd. ....... 9,640 387,239
SG Holdings Co. Ltd. ........... 3,600 49,308
Sharp Corp.
(f)
................ 2,300 13,714
Shimadzu Corp. ............... 3,100 81,332
Shimano, Inc. ................ 900 140,819
Shimizu Corp. ................ 7,300 35,690
Shin-Etsu Chemical Co. Ltd. ...... 4,800 474,993
Shionogi & Co. Ltd. ............ 3,300 159,371
Shiseido Co. Ltd. .............. 5,200 182,246
Shizuoka Bank Ltd. (The) ........ 5,700 34,480
SMC Corp. .................. 700 284,879
SoftBank Corp. ............... 36,600 365,485
SoftBank Group Corp. .......... 15,100 511,756
Sompo Holdings, Inc. ........... 4,100 164,047
Sony Group Corp. ............. 16,000 1,030,631
Square Enix Holdings Co. Ltd. ..... 1,000 43,101
Subaru Corp. ................ 7,800 117,876
SUMCO Corp. ................ 4,200 48,934
Sumitomo Chemical Co. Ltd. ...... 17,900 61,569
Sumitomo Corp. .............. 14,200 175,432
Sumitomo Electric Industries Ltd. ... 9,200 93,394
Sumitomo Metal Mining Co. Ltd. .... 3,100 88,835
Sumitomo Mitsui Financial Group, Inc. 16,600 460,177
Sumitomo Mitsui Trust Holdings, Inc. . 4,100 116,603
Sumitomo Realty & Development Co.
Ltd. ..................... 3,800 86,420
Suntory Beverage & Food Ltd. ..... 1,800 64,061
Suzuki Motor Corp. ............ 4,600 143,199
Sysmex Corp. ................ 2,100 112,216
T&D Holdings, Inc. ............. 6,400 60,832
Taisei Corp. ................. 2,500 69,334
Takeda Pharmaceutical Co. Ltd. .... 19,271 500,426
TDK Corp. .................. 4,800 148,178
Terumo Corp. ................ 8,100 227,693
TIS, Inc. .................... 2,900 76,994
Tobu Railway Co. Ltd. ........... 2,500 58,931
Toho Co. Ltd. ................ 1,500 54,544
Tokio Marine Holdings, Inc. ....... 23,100 410,559
Tokyo Electric Power Co. Holdings,
Inc.
(a)
.................... 19,200 61,375
Tokyo Electron Ltd. ............ 1,900 468,150
Tokyo Gas Co. Ltd. ............ 4,800 81,029
Tokyu Corp. ................. 6,600 75,270
TOPPAN, Inc. ................ 3,300 49,157
Toray Industries, Inc. ........... 16,800 82,687
Toshiba Corp. ................ 5,000 178,126
Tosoh Corp. ................. 3,500 39,009
TOTO Ltd. .................. 1,700 56,769
Toyota Industries Corp. .......... 1,900 90,764
Toyota Motor Corp. ............ 134,000 1,751,441
Toyota Tsusho Corp. ............ 2,800 86,729
Trend Micro, Inc. .............. 1,600 86,180
Unicharm Corp. ............... 5,100 167,305
USS Co. Ltd. ................. 2,900 44,788
Welcia Holdings Co. Ltd. ......... 1,200 25,323
West Japan Railway Co. ......... 2,700 103,205
Yakult Honsha Co. Ltd. .......... 1,600 92,904
Yamaha Corp. ................ 1,900 67,515
Yamaha Motor Co. Ltd. .......... 3,700 69,323
Yamato Holdings Co. Ltd. ........ 3,700 55,564
Yaskawa Electric Corp. .......... 2,900 83,457
Security
Shares
Shares Value
Japan (continued)
Yokogawa Electric Corp. ......... 3,000 $ 47,262
Z Holdings Corp. .............. 33,400 88,532
ZOZO, Inc. .................. 1,400 28,025
35,030,877
Jordan — 0.0%
Hikma Pharmaceuticals plc ....... 2,182 32,889
Luxembourg — 0.2%
ArcelorMittal SA ............... 6,664 132,602
Eurofins Scientific SE ........... 1,690 100,326
232,928
Macau — 0.2%
Galaxy Entertainment Group Ltd. ... 28,000 164,581
Sands China Ltd.
(a)
............. 30,400 75,703
240,284
Netherlands — 5.2%
ABN AMRO Bank NV, CVA
(d)(e)
..... 5,581 50,008
Adyen NV
(a)(d)(e)
............... 272 339,228
Aegon NV ................... 23,684 94,144
Akzo Nobel NV ............... 2,373 134,478
Argenx SE
(a)
................. 697 248,046
ASM International NV ........... 595 133,225
ASML Holding NV ............. 5,136 2,127,737
Euronext NV
(d)(e)
............... 1,072 67,843
EXOR NV
(a)
.................. 1,319 84,645
Heineken Holding NV ........... 1,267 86,737
Heineken NV ................ 3,261 284,787
IMCD NV ................... 713 84,534
ING Groep NV ................ 49,047 420,256
JDE Peet's NV ............... 1,309 38,273
Koninklijke Ahold Delhaize NV ..... 13,200 336,223
Koninklijke DSM NV ............ 2,201 250,453
Koninklijke KPN NV ............ 41,295 111,759
Koninklijke Philips NV ........... 11,111 171,070
NN Group NV ................ 3,596 139,862
OCI NV .................... 1,324 48,474
Randstad NV ................ 1,562 67,417
Shell plc .................... 94,114 2,334,774
Universal Music Group NV ....... 8,983 168,252
Wolters Kluwer NV ............. 3,329 324,157
8,146,382
New Zealand — 0.2%
Auckland International Airport Ltd.
(a)
. 15,598 62,522
Fisher & Paykel Healthcare Corp. Ltd. 7,121 73,808
Mercury NZ Ltd. ............... 8,325 26,503
Meridian Energy Ltd. ........... 17,039 45,721
Spark New Zealand Ltd. ......... 24,652 68,970
Xero Ltd.
(a)
.................. 1,667 77,143
354,667
Norway — 0.7%
Aker BP ASA ................. 3,993 114,617
DNB Bank ASA ............... 11,839 187,862
Equinor ASA ................. 12,424 409,728
Gjensidige Forsikring ASA ........ 2,659 45,626
Kongsberg Gruppen ASA ........ 1,124 34,111
Mowi ASA ................... 5,182 65,913
Norsk Hydro ASA
(f)
............. 17,128 91,907
Orkla ASA ................... 9,790 71,167
Salmar ASA ................. 740 24,943
Telenor ASA ................. 8,961 82,012
1,127,886

BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Portugal — 0.2%
EDP - Energias de Portugal SA .... 34,499 $ 149,726
Galp Energia SGPS SA ......... 6,665 64,126
Jeronimo Martins SGPS SA ....... 3,347 62,333
276,185
Singapore — 1.7%
CapitaLand Integrated Commercial
Trust .................... 63,356 84,275
Capitaland Investment Ltd. ....... 34,092 82,021
CapLand Ascendas REIT ........ 43,390 80,937
City Developments Ltd. .......... 5,431 28,622
DBS Group Holdings Ltd. ........ 22,867 528,991
Genting Singapore Ltd. .......... 80,400 43,692
Grab Holdings Ltd., Class A
(a)(f)
..... 16,427 43,203
Keppel Corp. Ltd. .............. 17,302 83,255
Mapletree Logistics Trust ........ 43,932 47,469
Mapletree Pan Asia Commercial Trust 29,200 34,764
Oversea-Chinese Banking Corp. Ltd. 42,535 348,527
Sea Ltd., ADR
(a)(f)
.............. 4,507 252,617
Singapore Airlines Ltd.
(a)(f)
........ 18,000 63,618
Singapore Exchange Ltd. ........ 9,500 62,324
Singapore Technologies Engineering
Ltd. ..................... 20,781 51,629
Singapore Telecommunications Ltd. . 105,750 195,134
STMicroelectronics NV .......... 8,621 267,917
United Overseas Bank Ltd. ....... 15,059 272,757
UOL Group Ltd. ............... 5,646 25,976
Venture Corp. Ltd. ............. 3,600 40,907
2,638,635
South Africa — 0.3%
Anglo American plc ............ 16,043 481,704
South Korea — 0.1%
Delivery Hero SE
(a)(d)(e)
.......... 2,084 76,123
Spain — 2.4%
Acciona SA .................. 310 54,484
ACS Actividades de Construccion y
Servicios SA ............... 2,970 66,734
Aena SME SA
(a)(d)(e)
............ 947 98,279
Amadeus IT Group SA
(a)
......... 5,665 262,644
Banco Bilbao Vizcaya Argentaria SA . 84,996 381,279
Banco Santander SA ........... 216,113 502,874
CaixaBank SA ................ 55,896 180,034
Cellnex Telecom SA
(d)(e)
.......... 6,832 210,744
EDP Renovaveis SA ............ 3,638 74,834
Enagas SA .................. 3,015 46,669
Endesa SA .................. 4,163 62,526
Ferrovial SA ................. 6,112 138,734
Grifols SA
(a)
.................. 3,727 32,199
Iberdrola SA ................. 75,727 706,093
Industria de Diseno Textil SA ...... 13,893 286,705
Naturgy Energy Group SA ........ 1,828 42,288
Red Electrica Corp. SA .......... 5,101 78,278
Repsol SA .................. 18,161 208,674
Siemens Gamesa Renewable Energy
SA
(a)
.................... 2,788 48,609
Telefonica SA ................ 66,984 221,444
3,704,125
Sweden — 3.1%
Alfa Laval AB ................ 3,904 96,808
Assa Abloy AB, Class B ......... 12,770 239,259
Atlas Copco AB, Class A ......... 34,375 319,494
Atlas Copco AB, Class B ......... 19,432 161,072
Boliden AB .................. 3,567 110,206
Security
Shares
Shares Value
Sweden (continued)
Electrolux AB, Class B .......... 2,964 $ 30,806
Embracer Group AB
(a)
........... 8,134 48,212
Epiroc AB, Class A ............. 8,142 116,475
Epiroc AB, Class B ............. 5,107 64,398
EQT AB .................... 3,709 71,666
Essity AB, Class B ............. 7,695 152,029
Evolution AB
(d)(e)
............... 2,298 181,651
Fastighets AB Balder, Class B
(a)
.... 7,698 30,728
Getinge AB, Class B ............ 2,861 48,926
H & M Hennes & Mauritz AB, Class B 9,219 85,231
Hexagon AB, Class B ........... 24,465 228,482
Holmen AB, Class B ............ 1,179 44,739
Husqvarna AB, Class B .......... 5,551 30,771
Industrivarden AB, Class A ....... 1,637 32,973
Industrivarden AB, Class C ....... 1,883 37,555
Indutrade AB ................. 3,433 55,683
Investment AB Latour, Class B ..... 1,900 31,437
Investor AB, Class A ............ 6,238 95,589
Investor AB, Class B ............ 22,956 334,956
Kinnevik AB, Class B
(a)
.......... 2,905 38,073
L E Lundbergforetagen AB, Class B . 1,010 36,461
Lifco AB, Class B .............. 2,916 40,454
Nibe Industrier AB, Class B ....... 19,050 169,930
Sagax AB, Class B ............. 2,393 39,396
Sandvik AB .................. 13,403 182,704
Securitas AB, Class B ........... 4,163 28,900
Skandinaviska Enskilda Banken AB,
Class A .................. 20,716 197,439
Skanska AB, Class B ........... 4,093 50,940
SKF AB, Class B .............. 4,613 61,799
Svenska Cellulosa AB SCA, Class B . 7,777 98,678
Svenska Handelsbanken AB, Class A 18,412 151,144
Swedbank AB, Class A .......... 11,445 150,224
Swedish Match AB ............. 19,295 190,861
Swedish Orphan Biovitrum AB
(a)
.... 2,123 41,031
Tele2 AB, Class B ............. 7,161 61,796
Telefonaktiebolaget LM Ericsson, Class
B ...................... 36,722 214,657
Telia Co. AB ................. 33,556 96,644
Volvo AB, Class A ............. 2,528 37,408
Volvo AB, Class B ............. 18,969 268,430
Volvo Car AB, Class B
(a)
......... 7,491 32,506
4,838,621
Switzerland — 5.9%
ABB Ltd. (Registered) ........... 20,834 537,922
Adecco Group AG (Registered) .... 2,047 56,496
Alcon, Inc. .................. 6,308 366,403
Bachem Holding AG, Class B ...... 390 24,528
Baloise Holding AG (Registered) ... 538 68,743
Barry Callebaut AG (Registered) .... 47 88,596
Chocoladefabriken Lindt & Spruengli
AG ..................... 13 125,636
Chocoladefabriken Lindt & Spruengli
AG (Registered) ............ 1 99,586
Cie Financiere Richemont SA
(Registered) ............... 6,583 621,405
Clariant AG (Registered)
(a)
........ 2,648 42,298
Credit Suisse Group AG (Registered) 33,157 131,155
EMS-Chemie Holding AG (Registered) 88 55,550
Geberit AG (Registered) ......... 449 192,526
Givaudan SA (Registered) ........ 115 347,415
Holcim AG
(a)
................. 6,968 285,552
Julius Baer Group Ltd. .......... 2,750 120,007
Kuehne + Nagel International AG
(Registered) ............... 667 135,823

BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Switzerland (continued)
Logitech International SA (Registered) 2,185 $ 99,893
Lonza Group AG (Registered) ..... 938 456,704
Novartis AG (Registered) ........ 27,372 2,086,759
Partners Group Holding AG ....... 287 230,973
Schindler Holding AG ........... 508 78,841
Schindler Holding AG (Registered) .. 295 44,449
SGS SA (Registered) ........... 80 171,180
SIG Group AG
(a)
............... 3,869 78,557
Sika AG (Registered) ........... 1,829 367,614
Sonova Holding AG (Registered) ... 667 146,781
Straumann Holding AG (Registered) . 1,401 128,136
Swatch Group AG (The) ......... 366 82,203
Swatch Group AG (The) (Registered) 685 28,697
Swiss Life Holding AG (Registered) .. 404 178,492
Swiss Prime Site AG (Registered) ... 947 75,436
Swisscom AG (Registered) ....... 329 154,051
Temenos AG (Registered) ........ 885 59,664
UBS Group AG (Registered) ...... 44,495 645,532
VAT Group AG
(d)(e)
............. 338 68,590
Zurich Insurance Group AG ....... 1,903 758,633
9,240,826
United Kingdom — 11.8%
3i Group plc ................. 12,301 147,704
Abrdn plc ................... 28,351 43,369
Admiral Group plc ............. 2,316 49,200
Ashtead Group plc ............. 5,620 252,393
Associated British Foods plc ...... 4,434 61,955
AstraZeneca plc .............. 19,578 2,152,199
Auto Trader Group plc
(d)(e)
........ 12,141 68,852
AVEVA Group plc .............. 1,463 50,477
Aviva plc ................... 37,105 159,138
BAE Systems plc .............. 39,552 347,521
Barclays plc ................. 213,150 339,151
Barratt Developments plc ........ 12,384 46,804
Berkeley Group Holdings plc ...... 1,414 51,661
BP plc ..................... 244,780 1,169,655
British American Tobacco plc ...... 27,253 977,225
British Land Co. plc (The) ........ 11,235 43,517
BT Group plc ................. 87,345 117,418
Bunzl plc ................... 4,215 128,781
Burberry Group plc ............. 4,960 99,078
CK Hutchison Holdings Ltd. ....... 34,159 188,088
CNH Industrial NV ............. 13,131 146,966
Coca-Cola Europacific Partners plc
(f)
. 2,478 105,612
Coca -Cola Europacific Partners plc .. 148 6,308
Compass Group plc ............ 22,354 445,122
Croda International plc .......... 1,754 125,278
DCC plc .................... 1,285 66,733
Diageo plc .................. 28,938 1,218,103
Entain plc ................... 7,296 87,234
Experian plc ................. 11,689 342,167
Haleon plc
(a)
................. 64,346 200,629
Halma plc ................... 4,761 107,086
Hargreaves Lansdown plc ........ 4,262 40,817
HSBC Holdings plc ............ 255,141 1,321,085
Imperial Brands plc ............ 11,350 233,389
Informa plc .................. 19,097 109,157
InterContinental Hotels Group plc ... 2,306 111,061
Intertek Group plc ............. 2,023 83,002
J Sainsbury plc ............... 20,732 40,149
JD Sports Fashion plc ........... 32,430 35,727
Johnson Matthey plc ........... 2,312 46,677
Just Eat Takeaway.com NV
(a)(d)(e)
.... 2,264 35,119
Kingfisher plc ................ 26,020 63,338
Land Securities Group plc ........ 9,146 52,848
Security
Shares
Shares Value
United Kingdom (continued)
Legal & General Group plc ....... 73,837 $ 176,248
Lloyds Banking Group plc ........ 881,111 398,252
London Stock Exchange Group plc .. 4,205 355,108
M&G plc .................... 33,500 61,711
Melrose Industries plc ........... 53,740 60,090
National Grid plc
(f)
............. 45,846 471,944
NatWest Group plc ............. 67,588 168,343
Next plc .................... 1,718 91,184
Ocado Group plc
(a)
............. 7,304 37,904
Pearson plc ................. 9,180 87,665
Persimmon plc ............... 4,139 56,606
Phoenix Group Holdings plc ...... 9,423 54,878
Reckitt Benckiser Group plc ....... 9,004 596,799
RELX plc ................... 24,591 600,900
Rentokil Initial plc .............. 23,374 123,893
Rolls-Royce Holdings plc
(a)
....... 107,406 82,257
Sage Group plc (The) ........... 13,453 103,677
Schroders plc ................ 8,470 36,407
Segro plc ................... 14,984 125,024
Severn Trent plc .............. 3,146 82,241
Smith & Nephew plc ............ 11,036 127,386
Smiths Group plc .............. 4,753 79,171
Spirax-Sarco Engineering plc ...... 917 105,412
SSE plc .................... 13,403 226,323
St. James's Place plc ........... 6,981 79,501
Standard Chartered plc .......... 32,698 204,511
Taylor Wimpey plc ............. 45,830 44,626
Tesco plc ................... 96,771 222,096
Unilever plc .................. 32,411 1,424,135
United Utilities Group plc ......... 8,430 83,239
Vodafone Group plc
(f)
........... 342,199 382,989
Whitbread plc ................ 2,676 67,833
WPP plc .................... 13,817 114,062
18,450,208
United States — 6.2%
CyberArk Software Ltd.
(a)
......... 497 74,520
Ferguson plc ................. 2,737 283,907
GSK plc .................... 51,476 743,453
James Hardie Industries plc, CDI ... 5,744 112,827
Nestle SA (Registered) .......... 35,569 3,847,048
QIAGEN NV
(a)
................ 2,837 118,146
Roche Holding AG ............. 9,212 3,020,616
Schneider Electric SE ........... 6,833 771,793
Stellantis NV ................. 27,565 325,610
Swiss Re AG ................. 3,811 281,076
Tenaris SA .................. 6,279 81,244
9,660,240
Total Common Stocks — 98.2%
(Cost: $177,174,874) ............................. 152,923,750
Preferred Securities
Preferred Stocks — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG
(Preference) ............... 733 47,600
Henkel AG & Co. KGaA (Preference) 2,243 133,205
Porsche Automobil Holding SE
(Preference) ............... 1,910 107,615
Sartorius AG (Preference) ........ 308 106,539

BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Germany (continued)
Volkswagen AG (Preference) ...... 2,370 $ 289,595
684,554
Total Preferred Securities — 0.5%
(Cost: $633,543) ................................ 684,554
Rights
Sweden — 0.0%
Securitas AB(Expires 10/11/22, Strike
Price SEK 46.00)
(a)(f)
.......... 16,652 6,947
Total Rights — 0.0%
(Cost: $8,139) ................................. 6,947
Total Long-Term Investments — 98.7%
(Cost: $177,816,556) ............................. 153,615,251
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.0%
(g)(h)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 2.79% ...... 232,758 $ 232,758
SL Liquidity Series, LLC, Money Market
Series, 3.29%
(i)
............. 1,364,517 1,364,517
Total Short-Term Securities — 1.0%
(Cost: $1,597,274) .............................. 1,597,275
Total Investments — 99.7%
(Cost: $179,413,830) ............................. 155,212,526
Other Assets Less Liabilities — 0.3% ................... 539,866
Net Assets — 100.0% .............................. $ 155,752,392
(a)
Non-income producing security.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
All or a portion of this security is on loan.
(g)
Affiliate of the Fund.
(h)
Annualized 7-day yield as of period end.
(i)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 347,239 $ — $ (114,481)
(a)
$ — $ — $ 232,758 232,758 $ 1,033 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 1,993,737 — (629,116)
(a)
(105) 1 1,364,517 1,364,517 8,461
(b)
—
$ (105) $ 1 $ 1,597,275 $ 9,494 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

BlackRock International Index V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
SGX Nikkei 225 Index ...................................................... 5 12/08/22 $ 449 $ (17,740)
SPI 200 Index ............................................................ 2 12/15/22 207 (16,121)
EURO STOXX 50 Index ..................................................... 18 12/16/22 578 (45,441)
FTSE 100 Index .......................................................... 6 12/16/22 458 (35,809)
$ (115,111)
Glossary of Terms Used in this Report
Portfolio Abbreviation
ADR American Depositary Receipts
CDI Crest Depository Interests
CVA Certification Van Aandelon (Dutch Certificate)
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget

BlackRock International Index V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair
Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/
or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Afghanistan ........................................... $ — $ — $ 3 $ 3
Australia ............................................. — 13,559,607 — 13,559,607
Austria .............................................. — 354,942 — 354,942
Belgium ............................................. — 1,272,742 — 1,272,742
Brazil ............................................... — 74,647 — 74,647
Chile ............................................... — 59,406 — 59,406
China ............................................... 23,567 987,097 — 1,010,664
Denmark ............................................. — 4,084,888 — 4,084,888
Finland .............................................. — 1,936,054 — 1,936,054
France .............................................. — 15,993,998 — 15,993,998
Germany ............................................ — 10,710,200 — 10,710,200
Hong Kong ........................................... 24,523 4,152,977 — 4,177,500
Ireland .............................................. 71,495 896,222 — 967,717
Israel ............................................... 346,397 875,428 — 1,221,825
Italy ................................................ — 2,966,977 — 2,966,977
Japan ............................................... — 35,030,877 — 35,030,877
Jordan .............................................. — 32,889 — 32,889
Luxembourg .......................................... — 232,928 — 232,928
Macau .............................................. — 240,284 — 240,284
Netherlands ........................................... 84,645 8,061,737 — 8,146,382
New Zealand .......................................... — 354,667 — 354,667
Norway .............................................. — 1,127,886 — 1,127,886
Portugal ............................................. — 276,185 — 276,185
Singapore ............................................ 295,820 2,342,815 — 2,638,635
South Africa ........................................... — 481,704 — 481,704
South Korea .......................................... — 76,123 — 76,123
Spain ............................................... — 3,704,125 — 3,704,125
Sweden ............................................. — 4,838,621 — 4,838,621

BlackRock International Index V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Level 1 Level 2 Level 3 Total
Switzerland ........................................... $ — $ 9,240,826 $ — $ 9,240,826
United Kingdom ........................................ 312,549 18,137,659 — 18,450,208
United States .......................................... 74,520 9,585,720 — 9,660,240
Preferred Securities ....................................... — 684,554 — 684,554
Rights ................................................ 6,947 — — 6,947
Short-Term Securities
Money Market Funds ...................................... 232,758 — — 232,758
$ 1,473,221 $ 152,374,785 $ 3 $ 153,848,009
Investments Valued at NAV
(a)
..................................... 1,364,517
$ —
$ 155,212,526
$ —
Derivative Financial Instruments
(b)
Liabilities
Equity contracts ........................................... $ — $ (115,111) $ — $ (115,111)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.